SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 43.9%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
	Geely Automobile Holdings Ltd.	102,000	$ 174,446
			174,446
	Banks — 3.5%
	Banks — 3.5%
	Bank Rakyat Indonesia Persero Tbk PT	428,100	132,119
	Grupo Financiero Banorte SAB de C.V.	44,275	257,155
	HDFC Bank Ltd. ADR	1,705	221,718
[a]	JPMorgan Chase & Co.	3,951	441,722
	Royal Bank of Scotland Group plc	61,095	170,538
			1,223,252
	Capital Goods — 1.7%
	Aerospace & Defense — 1.7%
	Lockheed Martin Corp.	1,586	576,574
			576,574
	Commercial & Professional Services — 0.8%
	Professional Services — 0.8%
	SGS S.A.	110	280,240
			280,240
	Consumer Durables & Apparel — 1.6%
	Household Durables — 0.4%
	Sony Corp.	2,779	145,581
	Textiles, Apparel & Luxury Goods — 1.2%
	LVMH Moet Hennessy Louis Vuitton SE	989	420,935
			566,516
	Consumer Services — 1.7%
	Diversified Consumer Services — 0.5%
[b]	TAL Education Group ADR	4,646	177,013
	Hotels, Restaurants & Leisure — 1.2%
[a]	Starbucks Corp.	5,169	433,317
			610,330
	Diversified Financials — 2.3%
	Capital Markets — 1.5%
[a]	CME Group, Inc.	2,724	528,755
	Consumer Finance — 0.8%
[a]	Capital One Financial Corp.	3,205	290,822
			819,577
	Energy — 3.5%
	Oil, Gas & Consumable Fuels — 3.5%
[a]	Enterprise Products Partners L.P.	9,672	279,231
[a]	Petroleo Brasileiro S.A. Sponsored ADR	15,979	248,793
[b]	Reliance Industries Ltd.	18,690	339,535
	Royal Dutch Shell plc	10,358	338,390
			1,205,949
	Food & Staples Retailing — 1.2%
	Food & Staples Retailing — 1.2%
[a,b]	US Foods Holding Corp.	7,055	252,287
[a]	Walgreens Boots Alliance, Inc.	2,713	148,319
			400,606
	Food, Beverage & Tobacco — 0.8%
	Beverages — 0.8%
	Treasury Wine Estates Ltd.	25,685	269,040
			269,040

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Healthcare Equipment & Services — 1.3%
	Health Care Equipment & Supplies — 1.3%
[b]	Boston Scientific Corp.	10,382	$ 446,218
			446,218
	Household & Personal Products — 2.1%
	Personal Products — 2.1%
	Kose Corp.	931	156,037
	Unilever N.V.	9,440	574,925
			730,962
	Insurance — 0.3%
	Insurance — 0.3%
	Assured Guaranty Ltd.	2,661	111,975
			111,975
	Media & Entertainment — 3.4%
	Entertainment — 0.4%
[b]	Sea Ltd. ADR	4,700	156,134
	Interactive Media & Services — 1.8%
[a,b]	Alphabet, Inc. Class A	407	440,699
	Tencent Holdings Ltd.	4,080	184,161
	Media — 1.2%
[a]	Comcast Corp. Class A	10,002	422,885
			1,203,879
	Pharmaceuticals, Biotechnology & Life Sciences — 3.4%
	Biotechnology — 0.9%
[a]	Gilead Sciences, Inc.	4,861	328,409
	Pharmaceuticals — 2.5%
	AstraZeneca plc	3,139	256,643
	Novartis AG	2,981	272,388
[a]	Pfizer, Inc.	8,026	347,686
			1,205,126
	Retailing — 3.8%
	Internet & Direct Marketing Retail — 3.2%
[a,b]	Alibaba Group Holding Ltd. Sponsored ADR	1,827	309,585
[a,b]	Amazon.com, Inc.	230	435,535
	Expedia Group, Inc.	1,471	195,687
[b]	MercadoLibre, Inc.	278	170,072
	Specialty Retail — 0.6%
	Home Depot, Inc.	1,082	225,024
			1,335,903
	Semiconductors & Semiconductor Equipment — 0.8%
	Semiconductors & Semiconductor Equipment — 0.8%
[a]	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	6,869	269,059
			269,059
	Software & Services — 4.8%
	Information Technology Services — 2.3%
[a,b]	PayPal Holdings, Inc.	1,285	147,081
[a]	Visa, Inc. Class A	3,003	521,171
[a,b]	Worldpay, Inc. Class A	1,118	137,011
	Software — 2.5%
[a]	Microsoft Corp.	2,544	340,794
	SAP SE	2,439	334,914
[a,b]	ServiceNow, Inc.	743	204,006
			1,684,977
	Technology Hardware & Equipment — 1.2%
	Electronic Equipment, Instruments & Components — 1.2%
	Keyence Corp.	673	412,795

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
			412,795
	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 0.8%
	Orange S.A.	18,332	$ 289,021
	Wireless Telecommunication Services — 1.0%
	China Mobile Ltd.	39,000	355,217
			644,238
	Transportation — 1.9%
	Airlines — 0.9%
	easyJet plc	24,725	299,300
	Transportation Infrastructure — 1.0%
	Atlantia SpA	13,622	354,866
			654,166
	Utilities — 1.5%
	Electric Utilities — 1.5%
	Electricite de France S.A.	24,476	308,514
	Enel SpA	31,958	223,124
			531,638
	Total Common Stock (Cost $14,559,117)		15,357,466
	Asset Backed Securities — 8.6%
	Asset-Backed - Finance & Insurance — 2.6%
[c]	Freed ABS Trust, Series 2019-1 Class-A, 3.42%, 6/18/2026	$ 88,799	89,110
[c]	Meltel Land Funding, LLC Series 2019-1A, 3.768%, 4/15/2049	100,000	102,421
[c]	MMAF Equipment Finance, LLC, Series 2017- Class A2, 1.93%, 10/15/2020	98,353	98,291
[c,d]	SBA Tower Trust, Series 2014-2A Class C, 3.869%, 10/15/2049	30,000	30,978
[c]	SCF Equipment Leasing, Series 2019-1A Class A1, 3.04%, 3/20/2023	175,319	176,093
[c]	Sierra Timeshare Receivables Funding, LLC, Series 2019-1A Class A, 3.20%, 1/20/2036	86,915	88,911
[c]	Sofi Consumer Loan Program, LLC, Series 2017-5 Class A1, 2.14%, 9/25/2026	34,519	34,493
[c,e]	Towd Point Mortgage Trust, Series 2018-5 Class A1, 3.25%, 7/25/2058	136,440	138,826
[c]	Upstart Securitization Trust, Series 2019-1 Class B, 4.19%, 4/20/2026	150,000	151,687
			910,810
	Auto Receivables — 1.6%
[f]	CarMax Auto Owner Trust, Series 2017-4 Class A2B, 2.524% (LIBOR 1 Month + 0.13%), 4/15/2021	6,108	6,108
[c]	Carnow Auto Receivables Trust, Series 2017-1A Class B, 4.35%, 9/15/2022	100,000	101,124
[c]	Chesapeake Funding II, LLC, Series 2016-2A Class A1, 1.88%, 6/15/2028	74,045	73,907
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71%, 5/15/2023	76,379	76,378
[c]	CPS Auto Receivables Trust, Series 2014-B Class D, 4.62%, 5/15/2020	100,000	100,057
	Toyota Auto Receivables,
	Series 2016-C Class A3, 1.14%, 8/17/2020	7,232	7,218
	Series 2016-D Class A3, 1.23%, 10/15/2020	13,383	13,351
[c]	U.S. Auto Funding LLC, Series 2019-1A Class A, 3.61%, 4/15/2022	183,124	184,458
			562,601
	Other Asset Backed — 3.6%
[c]	Avant Loans Funding Trust, Series 2019-A Class A, 3.48%, 7/15/2022	124,401	124,934
[c]	AXIS Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89%, 7/20/2022	150,000	151,509
[c]	Consumer Loan Underlying Bond Credit Trust, Series 2019-A Class A, 3.52%, 4/15/2026	78,850	79,288
[c]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70%, 1/21/2031	67,548	68,367
[c,g,h]	ECAF I Ltd., Series 2015-1A Class A2, 4.947%, 6/15/2040	227,833	234,636
[c]	Foundation Finance Trust, Series 2019-1A Class A, 3.86%, 11/15/2034	185,435	189,013
[c,i]	Marlette Funding Trust, 2.69%, 9/17/2029	300,000	299,976
[c,d]	SBA Tower Trust, Series 2014-1A Class C, 2.898%, 10/15/2044	120,000	119,998
			1,267,721
	Student Loan — 0.8%
[c,f]	Navient Private Education Refinance Loan Trust, Series 2019-D Class A2B, 3.417% (LIBOR 1 Month + 1.05%), 12/15/2059	100,000	100,650
[c]	SMB Private Education Loan Trust, Series 2015-C, 2.75%, 7/15/2027	108,637	109,846
[c]	SoFi Professional Loan Program, LLC, Series 2015-B Class A2, 2.51%, 9/27/2032	49,904	50,135
			260,631

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Total Asset Backed Securities (Cost $2,976,708)		3,001,763
	Corporate Bonds — 8.8%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
[f]	American Honda Finance Corp. 2.995% (LIBOR 3 Month + 0.47%), 11/16/2022	$ 175,000	$ 174,910
			174,910
	Commercial & Professional Services — 0.9%
	Commercial Services & Supplies — 0.6%
[c]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00%, 4/15/2022	120,000	119,700
[c]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	100,000	102,875
	Leisure Products — 0.3%
	Mattel, Inc., 2.35%, 8/15/2021	100,000	96,500
			319,075
	Diversified Financials — 2.7%
	Capital Markets — 0.6%
	Ares Capital Corp., 4.20%, 6/10/2024	70,000	70,842
[c]	Ares Finance Co., LLC, 4.00%, 10/8/2024	140,000	139,014
	Consumer Finance — 0.2%
[c]	FirstCash, Inc., 5.375%, 6/1/2024	50,000	51,375
	Diversified Financial Services — 1.9%
	Bank of America Corp. MTN, 4.20%, 8/26/2024	40,000	42,520
[f,g,h]	Barclays plc 4.655% (LIBOR 3 Month + 2.11%), 8/10/2021	200,000	204,399
[f]	Goldman Sachs Group, Inc., 3.696% (LIBOR 3 Month + 1.11%), 4/26/2022	130,000	131,083
[f]	JPMorgan Chase & Co., 4.00% (LIBOR 3 Month + 1.48%), 3/1/2021	140,000	142,476
[f]	Morgan Stanley, 3.249% (SOFR + 0.83%), 6/10/2022	150,000	150,179
			931,888
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
[c]	Citgo Holding, Inc., 10.75%, 2/15/2020	100,000	103,500
			103,500
	Food, Beverage & Tobacco — 0.3%
	Tobacco — 0.3%
[c]	Vector Group Ltd., 10.50%, 11/1/2026	125,000	118,125
			118,125
	Insurance — 1.1%
	Insurance — 1.1%
[c]	Jackson National Life Global Funding, 3.25%, 1/30/2024	225,000	231,748
[c,f]	Metropolitan Life Global Funding, 2.99% (SOFR + 0.57%), 9/7/2020	150,000	150,406
			382,154
	Materials — 0.3%
	Paper & Forest Products — 0.3%
[c]	Neenah, Inc., 5.25%, 5/15/2021	100,000	100,000
			100,000
	Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
	Pharmaceuticals — 0.3%
[f,h]	AstraZeneca plc, 3.19% (LIBOR 3 Month + 0.67%), 8/17/2023	100,000	99,657
			99,657
	Real Estate — 0.8%
	Equity Real Estate Investment Trusts — 0.8%
	American Tower Corp., 3.375%, 5/15/2024	50,000	51,435
	CoreCivic, Inc. 4.75%, 10/15/2027	80,000	72,000
	Hospitality Properties Trust, 4.95%, 2/15/2027	40,000	40,279
	Hudson Pacific Properties L.P., 4.65%, 4/1/2029	100,000	107,390
			271,104

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Software & Services — 0.1%
	Software — 0.1%
[c]	Fair Isaac Corp. 5.25%, 5/15/2026	$ 50,000	$ 52,500
			52,500
	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.2%
[c]	GTT Communications, Inc. 7.875%, 12/31/2024	60,000	49,050
	Wireless Telecommunication Services — 0.5%
	Sprint Communications, Inc., 9.25%, 4/15/2022	160,000	184,800
			233,850
	Transportation — 0.8%
	Airlines — 0.8%
[c]	American Airlines Pass Through Trust, Series 2013-2 Class B, 5.60%, 1/15/2022	90,872	92,499
[c,h]	Guanay Finance Ltd., 6.00%, 12/15/2020	192,981	195,393
			287,892
	Total Corporate Bonds (Cost $3,040,700)		3,074,655
	Convertible Bonds — 0.2%
	Food, Beverage & Tobacco — 0.2%
	Tobacco — 0.2%
[e]	Vector Group Ltd., 1.75%, 4/15/2020	80,000	82,445
			82,445
	Total Convertible Bonds (Cost $80,741)		82,445
	Other Government — 0.1%
	Mexican Bonos 8.00%, 12/7/2023	750,000	39,908
	Total Other Government (Cost $38,747)		39,908
	U.S. Treasury Securities — 18.6%
	United States Treasury Inflation Protected Security, 0.875%, 1/15/2029	2,681,482	2,822,365
	United States Treasury Notes Inflationary Index,
	0.50%, 1/15/2028	1,160,130	1,178,927
	3.625%, 4/15/2028	420,205	539,439
	United States Treasury Notes,
	1.375%, 8/31/2020	125,000	124,229
	1.625%, 8/31/2019	200,000	199,772
	1.875%, 12/31/2019	1,000,000	998,820
	2.75%, 2/15/2028	600,000	637,950
	Total U.S. Treasury Securities (Cost $6,356,248)		6,501,502
	Mortgage Backed — 7.2%
[c,e]	Angel Oak Mortgage Trust I, LLC, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 3.628%, 3/25/2049	165,249	167,767
[c,g]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50%, 3/25/2058	284,572	286,876
[i]	Federal Home Loan Mtg Corp., 3.50%, 9/1/2032	344,617	359,963
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer CMO, Series 2019-1 Class MA, 3.50%, 7/25/2058	115,789	119,712
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00%, 5/25/2047	303,279	300,774
[i]	Federal National Mtg Assoc., Whole Loan Securities Trust CMO, Pool AL94445, 3.00%, 7/1/2031	393,314	403,126
[c,e,j]	FWD Securitization Trust CMO, Class A1, 2.93%, 7/25/2049	200,000	199,984
[c,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.454%, 1/25/2059	166,398	168,071
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,e]	Series 2017-6 Class A5, 3.50%, 12/25/2048	70,447	71,633
[c,e]	Series 2018-6 Class 1A4, 3.50%, 12/25/2048	23,989	24,334
[c,e,g]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75%, 4/25/2058	193,525	201,199
[c,e]	New Residential Mortgage Loan Trust CMO, Series 2017-4 Class A1, 3.60%, 4/25/2049	114,761	117,375
[c,e]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-4A Class A1, 4.00%, 5/25/2057	114,876	119,811
	Total Mortgage Backed (Cost $2,522,757)		2,540,625

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Exchange-Traded Funds — 3.3%
[a]	Invesco DB Agriculture Fund	17,461	$ 289,329
[a]	Invesco DB Base Metals Fund	24,763	383,826
[a,b]	SPDR Gold Shares	3,519	468,731
	Total Exchange-Traded Funds (Cost $1,118,777)		1,141,886
	Investment Company — 1.0%
[b]	United States Oil Fund L.P.	29,606	356,456
	Total Investment Company (Cost $317,161)		356,456
	Total Long-Term Investments — 91.7% (Cost $31,010,956)		32,096,706
	Short-Term Investments — 17.8%
[k]	Thornburg Capital Management Fund	624,730	6,247,298
	Total Short-Term Investments (Cost $6,247,298)		6,247,298
	Total Investments — 109.5% (Cost $37,258,254)		$38,344,004
	Liabilities Net of Other Assets — (9.5)%		(3,329,932)
	Common Stock Sold Short — (5.7)%
	Commercial & Professional Services — (0.4)%
	Professional Services — (0.4)%
[b]	FTI Consulting, Inc.	(1,622)	(135,989)
			(135,989)
	Consumer Durables & Apparel — (0.4)%
	Leisure Products — (0.4)%
[b]	YETI Holdings, Inc.	(4,542)	(131,491)
			(131,491)
	Consumer Services — (0.6)%
	Hotels, Restaurants & Leisure — (0.6)%
	Brinker International, Inc.	(5,067)	(199,387)
			(199,387)
	Diversified Financials — (0.4)%
	Capital Markets — (0.4)%
	FactSet Research Systems, Inc.	(547)	(156,748)
			(156,748)
	Food, Beverage & Tobacco — (0.7)%
	Food Products — (0.7)%
[b]	Beyond Meat, Inc.	(1,490)	(239,413)
			(239,413)
	Media & Entertainment — (1.5)%
	Entertainment — (0.4)%
[b]	Tencent Music Entertainment Group ADR	(9,891)	(148,266)
	Media — (1.1)%
[b]	Discovery, Inc., Class A	(6,478)	(198,875)
	New York Times Co., Class A	(5,810)	(189,522)
			(536,663)
	Pharmaceuticals, Biotechnology & Life Sciences — (0.5)%
	Pharmaceuticals — (0.5)%
	Shionogi & Co. Ltd.	(2,900)	(167,009)
			(167,009)
	Retailing — (0.8)%
	Specialty Retail — (0.8)%
	Foot Locker, Inc.	(3,355)	(140,641)
[b]	Rent-A-Center, Inc.	(5,887)	(156,771)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2019 (Unaudited)

	SHARES/ PRINCIPAL AMOUNT	VALUE
		(297,412)
Telecommunication Services — (0.4)%
Diversified Telecommunication Services — (0.4)%
Cogent Communications Holdings, Inc.	(2,324)	$ (137,953)
		(137,953)
Total Common Stock Sold Short (Proceeds $1,913,318)		(2,002,065)
Net Assets — 100.0%		$35,014,072

Footnote Legend
a	All or a portion of the security is pledged as collateral for securities sold short. At June 30, 2019, the value of securities pledged was $2,494,768.
b	Non-income producing.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $5,838,321, representing 16.67% of the Fund’s net assets.
d	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2019.
e	Variable rate coupon, rate shown as of June 30, 2019
f	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
g	Segregated as collateral for a when-issued security.
h	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
i	When-issued security.
j	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
k	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2019 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 15,357,466	$ 15,357,466	$ —	$ —
Asset Backed Securities	3,001,763	—	3,001,763	—
Corporate Bonds	3,074,655	—	3,074,655	—
Convertible Bonds	82,445	—	82,445	—
Other Government	39,908	—	39,908	—
U.S. Treasury Securities	6,501,502	6,501,502	—	—
Mortgage Backed	2,540,625	—	2,340,641	199,984
Exchange-Traded Funds	1,141,886	1,141,886	—	—
Investment Company	356,456	356,456	—	—
Short-Term Investments	6,247,298	6,247,298	—	—
Total Investments in Securities	$38,344,004	$29,604,608	$8,539,412	$199,984(a)
Total Assets	$38,344,004	$29,604,608	$8,539,412	$199,984

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2019 (Unaudited)

	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities
Investment in Securities Sold Short
Common Stock	$ (2,002,065)	$ (2,002,065)	$ —	$ —
Total Liabilities	$(2,002,065)	$(2,002,065)	$—	$—

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.
During the period ended June 30, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 3/1/19	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/19	Dividend Income
Thornburg Capital Management Fund	$-	$29,896,292	$(23,648,994)	$-	$-	$6,247,298	$35,941
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.
During the period ended June 30, 2019, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.